Patent Costs	12 Months Ended
Dec. 31, 2022
Patent Costs
Patent Costs

Note 5 – Patent Costs

As of December 31, 2022, the Company has three pending patent applications. The initial patent applications consist of a US patent and international patents filed in six countries. The US patent was granted on August 16, 2022. The EU patent was granted on March 31, 2021. The validation of the EU patent in each of the six countries is pending. Legal fees associated with the patents totaled $321,308 and $245,154 as of December 31, 2022 and 2021, respectively and are presented in the balance sheet as patent costs.